Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Significant Accounting Policies [Abstract]
Property and Equipment Estimated Useful Lives

Depreciation of all property and equipment, except for land, is calculated using the straight-line method to allocate their cost or revalued amounts, net of their residual values, over their estimated useful lives as follows:

Computer and equipment	4 years
Furniture and fixtures	4 years
Leasehold improvements	4 years

Summary of Useful Lives of Intangible Assets	The Company amortizes intangible assets with a definite useful life using the straight-line method over the following periods:

Software	2 ~ 3 years
Industrial property rights	10 years
License	2 years
Other intangible assets	3 years